Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Cash flows from operating activities
Net loss	¥ (1,199,992)	$ (174,189)	¥ (5,025,494)	¥ (768,642)
Net loss from discontinued operations	(782,685)	(113,614)	(4,915,580)	(574,709)
Net loss from continuing operation	(417,307)	(60,575)	(109,914)	(193,933)
Share-based compensation	306,832	44,539	42,862	137,986
Accrued expenses and other current liabilities	58,348	8,470	13,019
Net cash used in operating activities from continuing operations	(52,127)	(7,566)	(54,033)	(55,947)
Net cash provided by (used in) operating activities from discontinued operations	(249,817)	(36,264)	192,376	296,639
Net cash provided by (used in) operating activities	(301,944)	(43,830)	138,343	240,692
Purchase of short-term investment				(327,593)
Proceeds from disposal of short-term investments	58,965	8,559	219,010	112,447
Net inflow related to deconsolidation of subsidiaries
Amounts due from third parties				98,112
Net cash (used in) provided by investing activities from continuing operations	58,965	8,559	219,010	(117,034)
Net cash (used in) provided by investing activities from discontinued operations	20,750	3,012	(366,957)	(789,897)
Net cash (used in) provided by investing activities	79,715	11,571	(147,947)	(906,931)
Repayment of convertible note			(491,535)
Proceeds from issuance of common shares	196,336	28,500
Repayment of third-party loans	15,845	2,300
Repayment of bank loans	(820)	(119)
Proceeds from exercise of share options			7,570	7,776
Share repurchase				(70,889)
Net cash (used in) provided by financing activities from continuing operations	211,361	30,681	(483,965)	(63,113)
Net cash provided by (used in) financing activities from discontinued operations	(55,110)	(8,000)	(451,225)	711,872
Net cash provided by (used in) financing activities	156,251	22,681	(935,190)	648,759
Effect of exchange rate changes	(5,361)	(778)	(15,848)	(23,647)
Net decrease in cash and cash equivalents and restricted cash	(71,339)	(10,356)	(960,642)	(41,127)
Cash and cash equivalents and restricted cash, at the beginning of year	384,643	55,835	1,345,285	1,386,412
Cash and cash equivalents and restricted cash, at the end of year	313,304	45,479	384,643	1,345,285
Less: Cash and cash equivalents and restricted cash of discontinued operations, at the end of year	110,893	16,097	345,447	1,059,925
Cash and cash equivalents and restricted cash of continuing operations, at the end of year	202,411	29,382	39,196	285,360
Interest paid			87,711	107,184
Income tax paid			53,532	29,826
Operating lease liabilities arising from obtaining right-of-use assets				313,225
Acquisition of subsidiaries with conversion of previously held long-term investments in and loans to the subsidiaries				556,891
Purchase of property and equipment included in accrued expenses and other current liabilities			1,188	36,363
Purchase of long-term investments included in accrued expenses and other current liabilities				1,336
Contingent consideration for business acquisition included in other non-current liabilities				¥ 47,084